IIE-Q3

Quarterly Report
March 31, 2026
MFS®  International Equity Fund

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 2.6%
MTU Aero Engines Holding AG	423,980	$151,917,757
Rolls-Royce Holdings PLC	38,600,950	589,473,138
		$741,390,895
Alcoholic Beverages – 2.0%
Carlsberg Group	2,736,605	$341,459,972
Pernod Ricard S.A.	3,188,794	238,008,468
		$579,468,440
Apparel, Footwear, & Accessories – 3.2%
Compagnie Financiere Richemont S.A.	3,094,022	$551,332,661
LVMH Moet Hennessy Louis Vuitton SE	671,358	373,184,455
		$924,517,116
Auto & Auto Components – 2.5%
Compagnie Generale des Etablissements Michelin	5,491,774	$187,007,690
DENSO Corp. (l)	22,226,000	275,959,816
Suzuki Motor Corp.	22,524,900	269,870,179
		$732,837,685
Business Services – 3.4%
Compass Group PLC	17,572,331	$488,224,830
Edenred	6,528,485	129,985,445
Experian PLC	10,054,841	349,491,973
		$967,702,248
Chemicals – 5.2%
Air Liquide S.A.	3,916,186	$806,735,434
FUJIFILM Holdings Corp. (l)	11,541,310	219,349,957
Shin-Etsu Chemical Co. Ltd.	11,243,600	457,474,895
		$1,483,560,286
Construction – 1.2%
Compagnie de Saint-Gobain S.A.	4,228,576	$347,991,689
Consumer Products – 1.3%
Beiersdorf AG	3,228,031	$285,729,141
Kose Holdings Corp. (l)	2,171,400	80,989,728
		$366,718,869
Diversified Financial Services – 2.8%
Deutsche Boerse AG	2,008,093	$583,825,006
London Stock Exchange Group PLC	1,930,269	228,130,546
		$811,955,552
Electrical Equipment – 5.4%
Legrand S.A.	1,953,456	$301,857,121
Mitsubishi Electric Corp.	17,895,600	584,425,282
Schneider Electric SE	2,439,910	670,170,138
		$1,556,452,541
Energy - Independent – 4.5%
Eni S.p.A. (l)	16,513,562	$468,923,962
Galp Energia SGPS S.A., “B”	4,541,782	110,294,489
TotalEnergies SE	7,620,173	703,595,294
		$1,282,813,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment & Leisure – 3.8%
NetEase, Inc.	10,957,400	$243,796,884
Sony Group Corp.	19,891,200	410,282,757
Tencent Holdings Ltd.	6,950,200	438,779,351
		$1,092,858,992
Food & Beverages – 1.0%
Nestle S.A.	2,936,997	$291,317,629
Food & Drug Stores – 2.5%
Seven & I Holdings Co. Ltd.	27,317,200	$367,672,978
Tesco PLC	54,194,171	341,712,345
		$709,385,323
Global Systemically Important Banks – 6.6%
BNP Paribas S.A.	6,072,039	$578,428,454
ING Groep N.V.	20,108,117	525,410,696
Toronto-Dominion Bank	3,746,797	349,927,300
UBS Group AG	11,165,035	434,252,991
		$1,888,019,441
Hardware, Peripherals, & Assembly – 4.8%
Amadeus IT Group S.A.	5,827,679	$331,275,908
Capgemini	3,069,907	358,825,347
Hitachi Ltd.	23,701,800	692,699,833
		$1,382,801,088
Insurance – 6.2%
AIA Group Ltd.	44,561,489	$500,597,046
Intact Financial Corp.	933,525	169,163,239
Prudential PLC	15,849,271	221,023,280
Sompo Holdings, Inc.	12,394,800	484,306,007
Zurich Insurance Group AG	557,045	397,173,345
		$1,772,262,917
Interactive Media Services – 0.7%
LY Corp.	83,631,600	$202,693,872
Machinery & Tools – 2.5%
Daikin Industries Ltd.	2,635,400	$319,715,842
KONE Oyj (l)	6,081,508	387,734,547
		$707,450,389
Media – 1.4%
RELX PLC	12,155,876	$400,769,495
Medical Equipment – 2.6%
Olympus Corp. (l)	13,399,000	$127,563,805
QIAGEN N.V.	4,613,070	184,788,886
Sonova Holding AG	846,079	191,783,425
Terumo Corp.	18,694,200	250,309,390
		$754,445,506
Metals & Mining – 1.0%
Rio Tinto PLC	3,001,298	$278,975,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – 9.4%
AIB Group PLC	41,645,629	$442,939,634
Bank of Ireland Group PLC	9,028,161	165,219,946
DBS Group Holdings Ltd.	8,019,126	356,316,526
HDFC Bank Ltd.	15,315,665	121,780,530
Intesa Sanpaolo S.p.A.	95,096,445	578,064,584
NatWest Group PLC	72,059,362	534,684,258
Sumitomo Mitsui Financial Group, Inc.	15,028,700	495,400,731
		$2,694,406,209
Pharmaceuticals & Biotechnology – 8.8%
GSK PLC	16,496,283	$452,408,181
Merck KGaA	2,992,772	371,670,478
Novartis AG	5,274,524	800,828,571
Novo Nordisk A.S., “B”	3,297,452	121,508,397
Roche Holding AG	1,972,043	778,692,436
		$2,525,108,063
Retail & E-commerce – 0.4%
ZOZO, Inc. (l)	18,355,900	$128,378,699
Semiconductor & Electronic Components – 4.0%
Hoya Corp.	902,700	$155,712,098
Taiwan Semiconductor Manufacturing Co. Ltd.	17,554,000	989,614,421
		$1,145,326,519
Software – 2.8%
Check Point Software Technologies Ltd. (a)	2,263,920	$323,400,972
SAP SE	2,868,518	485,447,979
		$808,848,951
Tobacco – 2.0%
British American Tobacco PLC	9,716,652	$566,001,642
Transportation & Logistics – 0.2%
Canadian National Railway Co.	691,674	$71,083,337
Travel, Gaming, & Lodging – 1.5%
Ryanair Holdings PLC, ADR	7,431,358	$429,532,492
Utilities – 2.0%
ENGIE S.A.	17,558,531	$566,090,273
Total Common Stocks		$28,211,165,849
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 3.71% (v)	521,871,815	$521,871,815
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j)	61,221,160	$61,221,160

Other Assets, Less Liabilities – (0.3)%		(87,636,402)
Net Assets – 100.0%		$28,706,622,422

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $521,871,815 and
$28,272,387,009, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$5,522,805,869	$—	$5,522,805,869
France	—	5,261,879,808	—	5,261,879,808
United Kingdom	—	4,450,895,634	—	4,450,895,634
Switzerland	—	3,445,381,058	—	3,445,381,058
Germany	437,646,898	1,625,732,349	—	2,063,379,247
Italy	—	1,046,988,546	—	1,046,988,546
Ireland	429,532,492	608,159,580	—	1,037,692,072
Taiwan	—	989,614,421	—	989,614,421
China	—	682,576,235	—	682,576,235
Other Countries	1,023,869,337	2,686,083,622	—	3,709,952,959
Investment Companies	583,092,975	—	—	583,092,975
Total	$2,474,141,702	$26,320,117,122	$—	$28,794,258,824
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2026, the value of securities loaned was $179,904,192. These loans were collateralized by cash of $61,221,160 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $127,659,177.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$412,183,727	$4,078,093,443	$3,968,442,103	$77,323	$(40,575)	$521,871,815

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,502,756	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
Japan	19.3%
France	18.4%
United Kingdom	15.6%
Switzerland	12.1%
Germany	7.2%
Italy	3.7%
Ireland	3.6%
Taiwan	3.5%
China	2.4%
Other Countries	14.2%